Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Reconciliation of Income Tax Expense Computed at the U.S. Federal Statutory Rate to the Income Tax Provision

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2024 and 2023 is as follows:

	Year ended December 31,
	2024	2023
Income before income taxes	$(5,775,951)	$(3,567,883)
Taxes under statutory US tax rates	(1,212,950)	(749,255)
Foreign Rate Differential	(105,152)	(85,538)
Acquisitions	-	(7,163,604)
Prior period adjustments	(61,760)	-
Expired net operating loss	3,651	118,215
Other permanent items	109	(53,837)
Increase (decrease) in valuation allowance	1,376,102	7,934,019
Income tax expense	$-	$-

Schedule of Significant Components of the Company’s Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities consist of the following:
	December 31,
	2024	2023
Deferred tax assets:
Net loss carryforwards	$9,877,997	$9,235,425
Capital loss carryforwards	66,837	66,063
Stock-based compensation	1,034,960	518,372
Research and development	317,681	131,690
Accruals	30,177	-
Deferred asset before valuation allowance	11,327,652	9,951,550
Valuation allowance	(11,327,652)	(9,951,550)
Net deferred tax asset	$-	$-